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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended 31st MARCH 2008.

If amended report check here: ||

DnB NOR ASSET MANAGEMENT (US), INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

200 Park Ave., 31st Fl.                        New York    NY           10166
--------------------------------------------------------------------------------
Business Address             (Street)            (City)  (State)        (Zip)


Bard Johannessen        212-551-9800        PRESIDENT
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                   ATTENTION

--------------------------------------------------------------------------------
  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NY on the 15TH day of May, 2008.

                                          DnB NOR ASSET MANAGEMENT (US), INC.
                                      -----------------------------------------
                                      (Name of Institutional Investment Manager)

                                            /s/ Bard Johannessen
                                      ------------------------------------------
                                          (Manual Signature of Person Duly
                                          Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:    Name:                    13F File No.:
--------------------------------------    --------------------------------------
1.                                        6.
--------------------------------------    --------------------------------------
2.                                        7.
--------------------------------------    --------------------------------------
3.                                        8.
--------------------------------------    --------------------------------------
4.                                        9.
--------------------------------------    --------------------------------------
5.                                        10.
--------------------------------------    --------------------------------------



                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:              108

Form 13F Information Table Value Total:    3,303,854,516

                                                                                                          Item 7: Managers
Item 1                           Item 2     Item 3    Item 4     Item 5   Item 6: Investment Discretion   Voting Authority
------                         ----------- -------- ----------- --------- ----------------------------- ---------------------
                                                                                               Shared
                                Title of                                              Shared   Other              Shared None
Name of Sec                      Class     Cusip No   Fair Mv    SH/PRN   Sole (a)     (b)      (c)     Sole (a)   (b)   (c)
-----------                    ----------- -------- ----------- ---------  ---------  ------   ------   --------- ------ ----
Abercrombie & Fitch              002896207  Common   33,668,682   460,332   460,332                       460,332
AES Corp                         00130H105  Common   27,893,594 1,673,281 1,673,281                     1,673,281
American Electric Power Co       025537101  Common   16,884,920   405,595   405,595                       405,595
American Express                 025816109  Common   13,861,776   317,058   317,058                       317,058
American International Group     026874107  Common   38,841,311   898,065   898,065                       898,065
Amerisourcebergen Corp           03073E105  Common   17,501,206   427,067   427,067                       427,067
Anadarko Petroleum Corp          032511107  Common   18,489,535   293,345   293,345                       293,345
AT&T Inc                         00206R102  Common   95,642,837 2,497,202 2,497,202                     2,497,202
Bank of America Corp             060505104  Common   45,206,083 1,192,458 1,192,458                     1,192,458
BB and T Corporation             054937107  Common    6,787,198   211,703   211,703                       211,703
Becton Dickinson and Co          075887109  Common    8,415,790    98,029    98,029                        98,029
Berkley (W.R.) Corp              084423102  Common   13,055,558   471,490   471,490                       471,490
Blue Nile Inc.                   09578R103  Common    6,523,830   120,477   120,477                       120,477
Bristol Myers Squibb Co          110122108  Common    9,130,501   428,662   428,662                       428,662
Capital One Financial            14040H105  Common    7,904,387   160,593   160,593                       160,593
Cardinal Health                  14149Y108  Common   33,586,394   639,619   639,619                       639,619
CenterPoint Energy Inc           15189T107  Common    7,771,014   544,570   544,570                       544,570
Chevron Corp                     166764100  Common   74,505,964   872,844   872,844                       872,844
Cisco Systems                    17275R102  Common   49,274,312 2,045,426 2,045,426                     2,045,426
Citigroup Inc                    172967101  Common   28,381,136 1,324,983 1,324,983                     1,324,983
CME Group Inc                    12572Q105  Common    7,803,009    16,634    16,634                        16,634
CMS Energy Corp                  125896100  Common    6,592,179   486,867   486,867                       486,867
Coca Cola Company                191216100  Common   88,831,608 1,459,366 1,459,366                     1,459,366
ConocoPhillips                   20825C104  Common   59,405,771   779,501   779,501                       779,501
Cooper Industries Inc            G24182100  Common   13,383,641   333,341   333,341                       333,341
Covidien Ltd                     G2552X108  Common   37,055,039   837,402   837,402                       837,402
CVS Caremark Corp                126650100  Common   60,655,866 1,497,306 1,497,306                     1,497,306
Dell Inc.                        24702R101  Common   33,692,369 1,691,384 1,691,384                     1,691,384
Dow Chemical                     260543103  Common   38,688,078 1,049,880 1,049,880                     1,049,880
eBay Inc                         278642103  Common   42,523,850 1,425,062 1,425,062                     1,425,062
Emerson Electric                 291011104  Common   29,684,289   576,842   576,842                       576,842
Exxon Mobil                      30231G102  Common  194,642,262 2,301,280 2,301,280                     2,301,280
Fannie Mae                       313586109  Common    7,383,471   280,527   280,527                       280,527
FEI Company                      30241L109  Common   23,053,331 1,056,039 1,056,039                     1,056,039
Fortress Investment Group        34958B106  Common      412,473    33,589    33,589                        33,589
Freddie Mac                      313400301  Common    4,713,217   186,146   186,146                       186,146
Garmin                           G37260109  Common   14,155,211   262,085   262,085                       262,085
General Electric Company         369604103  Common  221,519,691 5,985,401 5,985,401                     5,985,401
Genworth Financial CL A        3.7247E+110  Common   12,030,421   531,379   531,379                       531,379
Google Inc                       38259P508  Common   37,921,384    86,093    86,093                        86,093
Guess? Inc                       401617105  Common    7,459,349   184,318   184,318                       184,318
Hartford Financial Services
  Group                          416515104  Common    7,720,963   101,900   101,900                       101,900
Health Net Inc                   42222G108  Common   15,882,174   515,655   515,655                       515,655
Hewlett Packard Co               428236103  Common   42,696,986   935,107   935,107                       935,107
HOST HOTELS AND RESORTS          44107P104  Common    5,032,280   316,098   316,098                       316,098
IBM                              459200101  Common  100,429,944   872,242   872,242                       872,242
Intel Corporation                458140100  Common   48,075,021 2,269,831 2,269,831                     2,269,831
Intercontinetal Exchange Inc.    45865V100  Common    5,252,886    40,252    40,252                        40,252
Interface Inc.                   458665106  Common    3,582,399   254,975   254,975                       254,975
International Rectifier          460254105  Common   34,949,777 1,625,571 1,625,571                     1,625,571
Inverness Medical Innovation     46126P106  Common    7,497,218   249,077   249,077                       249,077
J P Morgan Chase and Co          46625H100  Common   64,068,000 1,491,688 1,491,688                     1,491,688
Johnson and Johnson              478160104  Common   65,152,509 1,004,355 1,004,355                     1,004,355

                                                                                                             Item 7: Managers
Item 1                           Item 2     Item 3     Item 4       Item 5   Item 6: Investment Discretion   Voting Authority
------                         ----------- -------- ------------- ---------- ----------------------------- ---------------------
                                                                                                  Shared
                                Title of                                                 Shared   Other              Shared None
Name of Sec                      Class     Cusip No    Fair Mv      SH/PRN   Sole (a)     (b)      (c)     Sole (a)   (b)   (c)
-----------                    ----------- -------- ------------- ----------  ---------  ------   ------   --------- ------ ----
Johnson Controls                 478366107  Common     17,577,960    520,058   520,058                       520,058
KBR Inc                          48242W106  Common      3,473,266    125,253   125,253                       125,253
Kraft Foods Inc                  50075N104  Common     22,224,681    716,694   716,694                       716,694
Lazard Ltd.                      G54050102  Common      1,977,920     51,778    51,778                        51,778
Lehman Brothers Holdings Inc     524908100  Common      4,639,130    123,250   123,250                       123,250
Life Time Fitness                53217R207  Common     23,000,896    736,972   736,972                       736,972
Manpower Inc                     56418H100  Common     10,338,731    183,767   183,767                       183,767
Marathon Oil Corporation         565849106  Common     42,042,014    921,974   921,974                       921,974
Medtronic                        585055106  Common     57,618,924  1,191,212 1,191,212                     1,191,212
Merck and Company                589331107  Common     47,240,995  1,244,822 1,244,822                     1,244,822
MetLife                          59156R108  Common     13,011,098    215,916   215,916                       215,916
MF Global Ltd                    G60642108  Common      5,423,951    547,321   547,321                       547,321
Microsoft Corporation            594918104  Common    185,318,307  6,529,891 6,529,891                     6,529,891
Millennium Pharmaceuticals       599902103  Common      8,590,287    555,646   555,646                       555,646
Morgans Hotel Group              61748W108  Common      6,697,780    451,942   451,942                       451,942
Nanosphere Inc.                  63009F105  Common      4,620,231    533,514   533,514                       533,514
Netflix Inc                      64110L106  Common      5,431,145    156,743   156,743                       156,743
News Corp CL A                 6.5248E+108  Common     23,594,456  1,258,371 1,258,371                     1,258,371
Northern Trust Corp              665859104  Common     23,786,422    357,852   357,852                       357,852
Omnicare Inc                     681904108  Common     10,341,612    569,472   569,472                       569,472
Oracle Corporation               68389X105  Common     44,641,964  2,282,309 2,282,309                     2,282,309
Orthofix International NV        N6748L102  Common     10,523,341    264,605   264,605                       264,605
Penske Auto Group INC            70959W103  Common      5,905,156    303,451   303,451                       303,451
PerkinElmer Inc                  714046109  Common      8,355,216    344,545   344,545                       344,545
Pfizer Inc                       717081103  Common     53,649,995  2,563,306 2,563,306                     2,563,306
PNC Financial Services Group     693475105  Common     32,490,132    495,503   495,503                       495,503
Polycom Inc                      73172K104  Common     50,812,440  2,254,323 2,254,323                     2,254,323
Procter and Gamble Co            742718109  Common    118,436,308  1,690,257 1,690,257                     1,690,257
Prudential Financial             744320102  Common     11,751,820    150,183   150,183                       150,183
QLogic Corp                      747277101  Common        656,888     42,794    42,794                        42,794
Qualcomm Inc                     747525103  Common     17,518,152    427,272   427,272                       427,272
Quest Diagnostics Inc            74834L100  Common     15,245,895    336,777   336,777                       336,777
Rowan Company Inc                779382100  Common        604,975     14,691    14,691                        14,691
Safeway Inc                      786514208  Common     16,626,863    566,503   566,503                       566,503
Schering Plough Corporation      806605101  Common     30,015,108  2,082,936 2,082,936                     2,082,936
Sherwin Williams Co              824348106  Common     12,284,460    240,683   240,683                       240,683
Simon Property Group Inc         828806109  Common      5,691,295     61,256    61,256                        61,256
SLM Corporation                  78442P106  Common      2,143,474    139,640   139,640                       139,640
SPX Corp                         784635104  Common     10,988,800    104,755   104,755                       104,755
Starbucks Corp                   855244109  Common     13,661,673    780,667   780,667                       780,667
Tesoro Corp                      881609101  Common     21,845,400    728,180   728,180                       728,180
The Blackstone Group LP          09253U108  Common        416,945     26,256    26,256                        26,256
Time Warner Inc                  887317105  Common     71,006,028  5,064,624 5,064,624                     5,064,624
Trina Solar Ltd                8.9628E+108  Common     27,636,520    899,041   899,041                       899,041
Under Armour                     904311107  Common      4,472,776    122,207   122,207                       122,207
Union Pacific Corp               907818108  Common     32,383,272    258,281   258,281                       258,281
UnitedHealth Group Inc           91324P102  Common     22,199,549    646,087   646,087                       646,087
US Bancorp                       902973304  Common     16,188,931    500,276   500,276                       500,276
Utd Therapeut                    91307C102  Common     14,818,851    170,921   170,921                       170,921
Valero Energy Corp               91913Y100  Common     19,850,115    404,197   404,197                       404,197
Verizon Communications Inc       92343V104  Common     74,761,720  2,051,076 2,051,076                     2,051,076
VistaPrint Ltd                   G93762204  Common     11,559,538    330,745   330,745                       330,745
Wachovia Corporation             929903102  Common     25,301,943    937,109   937,109                       937,109
Wells Fargo and Co               949746101  Common     25,597,990    879,656   879,656                       879,656
Wyeth                            983024100  Common     61,588,483  1,474,820 1,474,820                     1,474,820
                                                    3,303,854,516 92,452,372
                                                    ------------- ----------